CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 339,675,845	$ 318,877,564	$ 303,603,522
Costs and expenses
Cost of revenues	(120,471,064)	(114,527,174)	(113,808,128)
Selling and marketing expenses	(31,347,919)	(45,382,752)	(49,939,683)
General and administrative expenses	(37,424,491)	(36,808,454)	(36,582,626)
Technology and product development expenses	(29,030,758)	(25,804,995)	(24,575,485)
Total costs and expenses	(218,274,232)	(222,523,375)	(224,905,922)
Operating income	121,401,613	96,354,189	78,697,600
Interest income	28,673,905	19,833,520	3,300,976
Government grants	800,160	337,355	322,273
Investment income (loss)	(2,805,945)	1,728,308	21,407
Impairment loss of investments	0	(2,509,480)	(705,428)
Income before income taxes	148,069,733	115,743,892	81,636,828
Income tax expense	(13,918,526)	(2,685,456)	(2,598,983)
Net income	134,151,207	113,058,436	79,037,845
Net loss attributable to non-controlling interests	1,533,034	4,284,341	718,952
Net income attributable to Yalla Group Limited's shareholders	$ 135,684,241	$ 117,342,777	$ 79,756,797
Earnings per ordinary share
-Basic	$ 0.85	$ 0.74	$ 0.52
-Diluted	$ 0.74	$ 0.65	$ 0.45
Weighted average number of shares outstanding used in computing earnings per ordinary share
-Basic	160,429,693	159,264,843	153,526,679
-Diluted	183,156,324	181,800,240	176,639,558
Other comprehensive loss
Foreign currency translation adjustments, net of nil income taxes	$ (676,043)	$ (656,974)	$ (2,218,541)
Other comprehensive loss, net of income taxes	(676,043)	(656,974)	(2,218,541)
Comprehensive income	133,475,164	112,401,462	76,819,304
Less: comprehensive loss attributable to non-controlling interests	1,534,238	4,300,686	716,372
Comprehensive income attributable to Yalla Group Limited's shareholders	$ 135,009,402	$ 116,702,148	$ 77,535,676